Cover	Oct. 30, 2025
Cover [Abstract]
Document Period End Date	Oct. 30, 2025
Entity Registrant Name	Black Stone Minerals, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37362
Entity Tax Identification Number	47-1846692
Entity Address, Address Line One	1001 Fannin Street, Suite 2020
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	445-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Trading Symbol	BSM
Security Exchange Name	NYSE
Entity Central Index Key	0001621434
Amendment Flag	true
Document Type	8-K/A
Amendment Description	The filing amends Item 5.02 of the Current Report on Form 8-K of Black Stone Minerals, L.P. ("BSM" or the "Partnership") filed on November 5, 2025 (the "Initial 8-K") to add the information described below. No other changes are being made to the Initial Form 8-K.